Expense Example - FidelitySimplicityRMDFunds-RetailComboPRO - FidelitySimplicityRMDFunds-RetailComboPRO - Fidelity Simplicity RMD 2015 Fund - Fidelity Simplicity RMD 2015 Fund	Sep. 28, 2024 USD ($)
Expense Example:
1 year	$ 52
3 years	164
5 years	285
10 years	$ 640